DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN (Details Narrative) - USD ($)							12 Months Ended
	Oct. 24, 2023	Oct. 18, 2023	Jul. 18, 2023	Oct. 18, 2022	Oct. 13, 2022	Dec. 20, 2021	Dec. 31, 2023	Dec. 31, 2022
Proceeds from initial public offering, costs							$ 67,320,000
Price per share	$ 0.03				$ 0.03	$ 12.00	$ 10.20
Proceeds from private placement								$ 3,335,987
Cash underwriting fees				$ 2,922,480
Condition for future business combination use of proceeds percentage				80.00%
Condition for future business combination threshold percentage ownership				50.00%
Redemption limit percentage without prior written consent				15.00%
Percentage obligation to redeem public shares if entity does not complete business combination	100.00%			100.00%
Maximum allowed dissolution expenses				$ 100,000
Investments held in trust account							72,565,394	67,813,020
Payment of deposits into trust account		$ 660,000	$ 660,000		$ 66,667
Repayments of related party debt								$ 130,687
Share price					$ 10.00		$ 10.00
Sponsor [Member]
Repayments of related party debt					$ 1,500,000
Citius Pharmaceuticals Inc [Member]
Shares of common stock	67,500,000
Business combination price per share	$ 10.00
Equity of combined share value	$ 675,000,000
Combined cash	$ 10,000,000
Options will be assumed	12,600,000
Business Acquisitions [Member]
Acquire equity interest, description	We anticipate structuring our initial business combination so that the post-transaction company in which our public shareholders own shares will own or acquire 100% of the equity interests or assets of the target business or businesses. We may, however, structure our initial business combination such that the post-transaction company owns or acquires less than 100% of such interests or assets of the target business in order to meet certain objectives of the target management team or shareholders or for other reasons, but we will only complete such business combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended, or the Investment Company Act. Even if the post-transaction company owns or acquires 50% or more of the voting securities of the target, our shareholders prior to the business combination may collectively own a minority interest in the post-transaction company, depending on valuations ascribed to the target and us in the business combination transaction. For example, we could pursue a transaction in which we issue a substantial number of new shares in exchange for all of the outstanding capital stock of a target. In this case, we would acquire a 100% controlling interest in the target. However, as a result of the issuance of a substantial number of new shares, our shareholders immediately prior to our initial business combination could own less than a majority of our outstanding shares subsequent to our initial business combination. If less than 100% of the equity interests or assets of a target business or businesses are owned or acquired by the post-transaction company, the portion of such business or businesses that is owned or acquired is what will be valued for purposes of the 80% of net assets test. If our initial business combination involves more than one target business, the 80% of net assets test will be based on the aggregate value of all of the target businesses.
Minimum [Member]
Net tangible assets upon redemption of business combinations				5,000,001
Maximum [Member]
Net tangible assets upon redemption of business combinations				$ 5,000,001
Sponsor [Member]
Price per share				$ 10.00
Sponsor [Member] | Maximum [Member]
Price per share				$ 10.00
Common Stock [Member] | Sponsor [Member]
Stock issued during period shares new issues						287,500
IPO [Member]
Stock issued during period shares new issues				6,600,000
Price per share				$ 10.20
Transaction costs				$ 4,859,330
Cash underwriting fees				1,320,000
Non-cash underwriting fees				2,922,480
Other offering costs				$ 616,850
IPO [Member] | Sponsor [Member]
Price per share				$ 10.00
IPO [Member] | Common Stock [Member]
Proceeds from initial public offering, costs				$ 66,000,000
IPO [Member] | Underwriter [Member]
Stock issued during period shares new issues				297,000
Over-Allotment Option [Member] | Underwriter [Member]
Stock issued during period shares new issues				600,000
Price per share				$ 10.00
Private Placement [Member]
Stock issued during period shares new issues				394,000
Proceeds from initial public offering, costs				$ 67,320,000
Price per share				$ 10.00
Private Placement [Member] | Sponsor [Member]
Stock issued during period shares new issues				394,000
Price per share				$ 10.00
Proceeds from private placement				$ 3,940,000
Public Shareholders [Member]
Price per share	$ 10.99			$ 10.00